Loans (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans
Assignments and Participations	$ 15,000	$ 61,667	$ 77,400
Gains (losses)	$ 21	$ (625)	$ 181